Gains (losses) on disposal of assets not classified as non-current assets held for sale (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gains Losses On Disposal Of Assets Not Classified As Non-current Assets Held For Sale
Gains	R$ 1,854,664	R$ 1,038,003	R$ 62,951
Tangible and intangible assets	84,633	114,159	62,951
Investments (1)	1,770,031	923,844
Losses	(48,481)	(39,595)	(40,596)
Tangible and intangible assets	(48,481)	(33,956)	(40,596)
Investments		(5,639)
Total	R$ 1,806,183	R$ 998,408	R$ 22,355